Financial and capital risk management (Details 15) - Risk Nickel Price Increase [Member]	Dec. 31, 2023 USD ($)
Nickel Revenue Hedging Program [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Nickel Revenue Hedging Program [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Nickel Revenue Hedging Program [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Part Of Nickel Revenues With Fixed Sales Prices [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Part Of Nickel Revenues With Fixed Sales Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities